Consolidated Statements of Changes in Equity (USD $) In Millions, unless otherwise specified	Total	Common stock	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income (loss)	Total shareholder's equity	Non-controlling interest
Balance at Dec. 31, 2008	$ 3,709	$ 4	$ 1,698	$ 2,952	$ (1,361)	$ 3,293	$ 416
Cumulative effect of adoption of accounting principle, net of taxes				250	(250)
Capital contributed by NFS	20		20			20
Comprehensive income (loss):
Net income (loss)	259			311		311	(52)
Other comprehensive income	1,345				1,345	1,345
Total comprehensive income (loss)	1,604			311	1,345	1,656	(52)
Change in noncontrolling interest	(13)						(13)
Other, net	(3)			(3)		(3)
Balance at Dec. 31, 2009	5,317	4	1,718	3,510	(266)	4,966	351
Cumulative effect of adoption of accounting principle, net of taxes	46			(9)	9		46
Comprehensive income (loss):
Net income (loss)	180			240		240	(60)
Other comprehensive income	578				578	578
Total comprehensive income (loss)	758			240	578	818	(60)
Change in noncontrolling interest	18						18
Balance at Dec. 31, 2010	6,139	4	1,718	3,741	321	5,784	355
Comprehensive income (loss):
Net income (loss)	(338)			(282)		(282)	(56)
Other comprehensive income	305				305	305
Total comprehensive income (loss)	(33)			(282)	305	23	(56)
Change in noncontrolling interest	46						46
Balance at Dec. 31, 2011	$ 6,152	$ 4	$ 1,718	$ 3,459	$ 626	$ 5,807	$ 345